RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of detailed information about financial assets (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Investments	$ 15,161
Warrants	180
Total	15,341
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	9,226
Warrants	0
Total	9,226
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	5,935
Warrants	180
Total	6,115
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	0
Warrants	0
Total	$ 0